19. BORROWINGS AND FINANCING	12 Months Ended
Dec. 31, 2020
Borrowings [abstract]
BORROWINGS AND FINANCING
19.	BORROWINGS AND FINANCING

Borrowings and financing by type

	2020	2019	Contractual maturity
			Principal	Interest
Foreign currency Senior Notes	9,000,226	6,980,817	Jul 2025	Semiannual
Debentures
Public	7,267,752	7,110,737	Aug 2023 to Feb 2035	Semiannual
Private	3,583,906		Jan 2022	Monthly
Financial institutions
Local currency
BNDES	4,256,709	3,947,137	Mar 2024 to Feb 2033	Monthly
Other	2,102,188	2,071,209	Jan 2021 to Feb 2035	Monthly and semiannual
Foreign currency	8,825,443	6,725,591	Aug 2023 to Feb 2035	Semiannual
Foreign currency multilateral financing	492,674	360,161	Aug 2024 to Feb 2030	Semiannual
Default payment
Local currency	207,035	207,035	Feb 2038 to Feb 2042	Single installment
Foreign currency	5,782,888	4,239,168	Feb 2038 to Feb 2042
Subtotal	41,518,821	31,641,855
Incurred debt issuance cost	(27,103)	(13,911)
Debt discount (*)	(15,147,984)	(13,401,195)
Total	26,343,734	18,226,749
Current	424,957	326,388
Non-current	25,918,777	17,900,361

(*) The calculation takes into consideration the contractual flows provided for in the JRP, discounted using rates that range from 12.6% per year to 16.4% per year, depending on the maturities and currency of each instrument.

Debt issuance costs by type

	2020	2019
Financial institutions	12,437	13,306
Debentures	14,666	605
Total	27,103	13,911
Current	14,402	1,404
Non-current	12,701	12,507

Debt breakdown by currency

	2020	2019
Euro	590,083	311,309
US dollar (*)	16,251,663	9,209,982
Brazilian reais	9,501,988	8,705,458
Total	26,343,734	18,226,749

(*) Considers Oi Móvel’s First Issue Private Debenture. Even though this is a local debt, denominated in Brazilian reais, it is compounded on a daily basis based on the US dollar foreign exchange rate.

Debt breakdown by index

	Index/rate	2020	2019
Fixed rate	1.75% p.a. – 13.61% p.a.	15,980,649	9,078,998
CDI	80% of CDI	5,184,615	4,694,687
TJLP	2.95% p.a. + TJLP	4,255,632	3,945,972
TR	0% p.a.	30,830	22,662
Other	0% p.a.	892,008	484,430
Total		26,343,734	18,226,749

Maturity schedule of the long-term debt and debt issuance costs allocation schedule

	Long-term debt	Debt issuance costs	Debt discount

2022	3,572,050	2,931	1,070,538
2023	364,495	1,846	1,068,167
2024	892,552	1,846	1,074,094
2025	9,573,622	1,268	1,000,425
2026 and thereafter	26,676,743	4,810	10,934,760
Total	41,079,462	12,701	15,147,984

Guarantees

BNDES financing facilities are originally collateralized by receivables of the Company and its subsidiaries Telemar and Oi Móvel. The private debentures issued by Oi Móvel are collateralized by receivables of the Company and its subsidiaries Telemar and Oi Móvel, in addition to pledging its radiofrequency use rights, in the pledge of the right of use of radiofrequencies, which will only be realized in the event of default. The Company and its subsidiary Telemar guarantee this instrument. The total amount of the guarantees is R$6,751,420.

Covenants

Pursuant to a Clause 17 of Appendix 4.2.4 to the JRP, the Company and its subsidiaries are subject to certain covenants existing in some loan and financing agreements, based on certain financial ratios, which are monitored on a quarterly basis.

In line with the provisions of the Plan, as amended, BNDES (Brazilian development bank) agrees that, as of the Court Ratification of the Amendment to the JRP (October 8, 2020) and until the first of the financial settlement of the disposal of the UPI Mobile Assets or by May 30, 2022, the obligation to comply with the financial ratios set forth in the agreement will be temporarily stayed by BNDES and, therefore, during such period, its noncompliance will not cause, among other contractually prescribed consequences, the accelerated maturity of the outstanding balance of the Company’s debt.

Changes in borrowings and financing

	2019	Borrowing	Interest, monetary corrections, and exchange differences	Amortization of debt discount	Principal and interest payment	Tax and other payments	Transfers and other	2020
Borrowings and financing	31,641,855	2,499,999	8,352,721		(803,731)	(146,615)	(25,409)	41,518,820
Debt discount	(13,401,195)		(3,159,739)	1,412,950				(15,147,984)
Debt issuance costs	(13,911)						(13,191)	(27,102)
Total borrowings and financing	18,226,749	2,499,999	5,192,982	1,412,950	(803,731)	(146,615)	(38,600)	26,343,734

The Company made the interest payments of the Qualified Bonds in February and August 2020.

In February 2020, the private collateralized, simple, nonconvertible debentures, with additional trust security issued by the Company and Telemar issued by Oi Móvel, in the aggregate amount of R$2,500 million, were subscribed. This debenture issue is capitalized daily using the fluctuation of US dollar (USD) and an interest rate of 12.66% p.a. that are compounded to principal up to January 2021 and, from then on, payment of interest at the rate of 13.61% p.a. This issue matures in January 2022.